Notes Receivable, Net (Details) - Schedule of Notes Receivable, Net - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Notes Receivable, Net [Abstract]
Notes receivable	$ 9,026,812	$ 7,661,035
Less: allowance for credit losses	(229,486)
Notes receivable, net	$ 8,797,326	$ 7,661,035